MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Depreciation	$ 13,938	$ 104
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Capitalized value of an asset	$ 1,962	$ 3,839